Significant Risks and Uncertainties Including Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2014
Risks and Uncertainties [Abstract]
Schedule of Revenues and Percentage of Combined Revenues for Customers

The following table presents revenues and percentage of combined revenues for customers that accounted for more than 10% of the Partnership’s combined revenues during the years ended December 31, 2014, 2013 and 2012.

	Year Ended December 31,
(U.S. Dollars in thousands)	2014		2013		2012
Fronape International Company, a subsidiary of Petrobras Transporte S.A.	25,666	23%	22,860	31%	24,980	38%
Eni Trading and Shipping S.pA	23,512	21%	—	—	—	—
Statoil ASA	22,263	20%	21,563	29%	22,193	34%
Repsol Sinopec Brasil, S.A., a subsidiary of Repsol Sinopec Brasil, B.V.	20,338	18%	8,417	12%	—	—
Brazil Shipping I Limited, a subsidiary of BG Group Plc	$12,124	11%	$20,311	28%	$14,905	23%